                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                                Amendment No.

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2003
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                              ------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number:  28-
                          -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Staley, IV
         --------------------------------
Title:   President
         --------------------------------
Phone:   412 394-1292
         --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley         Pittsburgh, PA                November 11, 2003
----------------------     --------------------------    -----------------
[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-
        -----------                 -------------------------------
     [Repeat as necessary.]

     None
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                             Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                      0
                                             ------------------

Form 13F Information Table Entry Total:                55
                                             ------------------

Form 13F Information Table Value Total:          $119,392
                                             ------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13F File Number       Name

         28-
-----       -------------           ---------------------------------

[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADELPHIA COMM.                 COM              006848105      170   553000 SH       SOLE                   553000
ALLIED WASTE                   COM              019589308     4363   404000 SH       SOLE                   404000
ALTRIA GROUP INC.              COM              02209S103     1713    39100 SH       SOLE                    39100
AMPHENOL CORP.                 COM              032095101    10551   202700 SH       SOLE                   202700
BELLSOUTH CORP.                COM              079860102      215     9071 SH       SOLE                     9071
BERKSHIRE HATHAWAY B           COM              084670207     1375      551 SH       SOLE                      551
CATALYTICA ENERGY SYSTEMS      COM              148884109       32    10000 SH       SOLE                    10000
CENDANT CORP                   COM              151313103    16091   860960 SH       SOLE                   860960
CHEVRONTEXACO                  COM              166764100      464     6500 SH       SOLE                     6500
CITIGROUP, INC.                COM              172967101      241     5293 SH       SOLE                     5293
DECISIONONE CORP NEW           COM              243458106      952    74013 SH       SOLE                    74013
EXXON MOBIL                    COM              30231G102      224     6133 SH       SOLE                     6133
FISHER SCIENTIFIC              COM              338032204    10627   267750 SH       SOLE                   267750
FLEETBOSTON FIN.               COM              339030108      615    20400 SH       SOLE                    20400
GENERAL ELECTRIC               COM              369604103      778    26091 SH       SOLE                    26091
GENERAL MOTORS                 COM              370442105      282     6900 SH       SOLE                     6900
HEARTLAND TECHNOLOGIES         COM              421979105        0    20000 SH       SOLE                    20000
HEINZ H.J. CO.                 COM              423074103     1377    40175 SH       SOLE                    40175
HONEYWELL INTL.                COM              438516106      224     8500 SH       SOLE                     8500
J.P. MORGAN CHASE              COM              46625H100     1415    41217 SH       SOLE                    41217
KINDER MORGAN ENERGY PRTNRS. L COM              494550106      813    19000 SH       SOLE                    19000
KRAFT FOODS                    COM              50075N104     3261   110550 SH       SOLE                   110550
LIBERTY MEDIA                  COM              530718105     7434   745672 SH       SOLE                   745672
MERCK & CO. INC.               COM              589331107     1265    25000 SH       SOLE                    25000
MERITOR SAVINGS BANK-PA        COM              590007100      141    45700 SH       SOLE                    45700
METROMEDIA INTL. GROUP         COM              591695101      439  3026900 SH       SOLE                  3026900
NEWELL RUBBERMD.               COM              651221061      841    38800 SH       SOLE                    38800
NEXTWAVE TELECOM INC.-CL B     COM              65332M103     3965  1220000 SH       SOLE                  1220000
PHARMACEUTICAL HOLDRs TRUST    COM              71712A206     2862    38500 SH       SOLE                    38500
PLAYTEX PRODS.                 COM              72813P100     4509   756600 SH       SOLE                   756600
POLYMER GROUP ESCROW RECEIPT   COM                               0  1301500 SH       SOLE                  1301500
POLYMER GROUP INC-A            COM              731745204       67    12000 SH       SOLE                    12000
POLYMER GROUP INC-B            COM              731745303      148    26860 SH       SOLE                    26860
PRIMEDIA INC.                  COM              74157K101     3952  1386500 SH       SOLE                  1386500
PROCURENET INC RSTD            COM                              66   438515 SH       SOLE                   438515
PSS WORLD MED.                 COM              69366A100     5308   604500 SH       SOLE                   604500
ROYAL DUTCH PETROLEUM          COM              780257804     1401    31700 SH       SOLE                    31700
SBC COMM. INC.                 COM              78387G103      245    11027 SH       SOLE                    11027
SCHERING-PLOUGH                COM              806605101     1130    74173 SH       SOLE                    74173
STANLEY WORKS                  COM              854616109      759    25700 SH       SOLE                    25700
VERIZON COMM.                  COM              92343V104     1089    33570 SH       SOLE                    33570
WASTE MGMT. INC                COM              94106L109    11124   425050 SH       SOLE                   425050

                                     Page 1

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

WILLIAMS COS INC.              COM              969457100      396    42000 SH       SOLE                    42000
UTILITIES SELECT SECTOR SPDR   MUTUAL           81369Y886     1636 74700.00 SH       SOLE                 74700.00
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    10640 249650.00SH       SOLE                249650.00
iSHARES S&P 500/BARRA VALUE    MUTUAL           464287408      243  5000.00 SH       SOLE                  5000.00
BLACKROCK INV. QUALITY TERM 20 BOND             09247J102      198 20700.00 SH       SOLE                 20700.00
MFS INTERMED. INCOME TRUST     BOND             55273C107     1323 191449.19SH       SOLE                191449.19
NATIONS GOVT. INC TERM 2003    BOND             638583104      378 37800.00 SH       SOLE                 37800.00
NATIONS GOVT. TERM 2004        BOND             638584102      322 32200.00 SH       SOLE                 32200.00
PUTNAM MASTER INTERM. INCOME   BOND             746909100       83 12900.00 SH       SOLE                 12900.00
TCW/DW TERM TRUST 2003         BOND             87234U108      926 87460.32 SH       SOLE                 87460.32
TEMPLETON EMERG. INCOME        BOND             880192109      369 29500.00 SH       SOLE                 29500.00
BLACKROCK MUNI TARGET TRUST    TAX-FREE         09247M105      110    10000 SH       SOLE                    10000
NUVEEN PA. PREMIUM INCOME      TAX-FREE         67061F101      239    15935 SH       SOLE                    15935




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